FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current
Marketable securities	$ 948	$ 734
Restricted cash	400	172
Derivative contracts	134	176
Loans and notes receivable	71	66
Other financial assets	46	0
Total current	1,599	1,148
Non-current
Marketable securities	3,253	3,435
Restricted cash	220	201
Derivative contracts	134	62
Loans and notes receivable	124	309
Other financial assets	1,005	1,088
Total non-current	$ 4,736	$ 5,095